Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
A summary of stock option activity
A summary of stock option activity for the year ended December 31, 2013 is as follows:

	Number of Shares	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2012	101,494	$3.97
Granted	1,438,386	$18.00
Exercised	—	N/A
Forfeited or expired	—	N/A
Outstanding at December 31, 2013	1,539,880	$17.08	9.3	$1,275
Exercisable at December 31, 2013	50,747	$3.97	8.2	$637

Assumptions used to estimate the fair value of options granted
The following assumptions were used to estimate the fair value of options granted during the years ended December 31, 2013 and 2012 (there we no options granted during the year ended December 31, 2011):

	Years ended December 31,
	2013	2012
Fair value of underlying common stock	$18.00	$3.97
Volatility	40.00%	18.00%
Dividend yield	—%	—%
Risk-free interest rate	1.08%	1.01%
Expected term (years)	6.22	5.75

Summary of the nonvested restricted stock unit activity
A summary of the nonvested restricted stock unit activity for the year ended December 31, 2013 is as follows:

	Restricted Stock Units	Weighted Average Grant Date Fair Value Per Share
Nonvested at December 31, 2012	—	N/A
Granted	49,634	$17.04
Vested	—	N/A
Forfeited	—	N/A
Nonvested at December 31, 2013	49,634	$17.04